Accounts Payables (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Interconnect Charges USD ($)	Mar. 31, 2013 Interconnect Charges INR	Mar. 31, 2012 Interconnect Charges INR	Mar. 31, 2013 Payables For Capital and Other Supplies USD ($)	Mar. 31, 2013 Payables For Capital and Other Supplies INR	Mar. 31, 2012 Payables For Capital and Other Supplies INR
Accounts Payable [Line Items]
Accounts payable	$ 556	30,321	28,409	$ 327	17,834	16,767	$ 229	12,487	11,642